IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated September 30, 2016

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”)

for the iShares MSCI Sweden ETF (EWD) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around November 30, 2016:

	Current	New
Fund Name	iShares MSCI Sweden ETF	iShares MSCI Sweden Capped ETF
Underlying Index	MSCI Sweden Index	MSCI Sweden 25/50 Index

Change in the Fund’s Principal Investment Strategies

The first paragraph of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI Sweden 25/50 Index (the “Underlying Index”), which consists of stocks traded primarily on the Stockholm Stock Exchange. A capping methodology is applied that limits the weight of any single component to a maximum of 25% of the Underlying Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Underlying Index cannot exceed a maximum of 50% of the weight of the Underlying Index in the aggregate. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

Change in the Fund’s Construction and Maintenance of the Underlying Index

The section of the SAI entitled “MSCI Sweden Index” on page 38 is deleted in its entirety and is replaced by the following new section entitled “MSCI Sweden 25/50 Index”:

MSCI Sweden 25/50 Index

Number of Components: approximately 30

Index Description. The MSCI Sweden 25/50 Index consists of stocks traded primarily on the Stockholm Stock Exchange.

Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-EWD-S

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated September 30, 2016

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”)

for the iShares MSCI Singapore ETF (EWS) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around November 30, 2016:

	Current	New
Fund Name	iShares MSCI Singapore ETF	iShares MSCI Singapore Capped ETF
Underlying Index	MSCI Singapore Index	MSCI Singapore 25/50 Index

Change in the Fund’s Principal Investment Strategies

The first paragraph of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI Singapore 25/50 Index (the “Underlying Index”), which consists of stocks traded primarily on the Singapore Stock Exchange. A capping methodology is applied that limits the weight of any single component to a maximum of 25% of the Underlying Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Underlying Index cannot exceed a maximum of 50% of the weight of the Underlying Index in the aggregate. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include financials, industrials and real estate companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

Change in the Fund’s Summary of Principal Risks

The section of the Prospectus entitled “Summary of Principal Risks” is amended to delete “Telecommunications Sector Risk” and to add the following:

Real Estate Investment Risk. The Fund invests in companies that invest in real estate (“Real Estate Companies”), such as REITs or real estate holding companies, which expose investors in the Fund to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Many Real Estate Companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially magnify the Fund’s losses.

Change in the Fund’s A Further Discussion of Principal Risks

The section of the Prospectus entitled “A Further Discussion of Principal Risks” is amended to delete “Telecommunications Sector Risk” and to add the following:

Real Estate Investment Risk. The Fund invests in Real Estate Companies, such as REITs or real estate holding companies, which expose investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments and is characterized by intense competition and periodic overbuilding. Many Real Estate Companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially magnify the Fund’s losses. The U.S. residential and commercial real estate markets may, in the future, experience and have, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Exposure to such real estate may adversely affect Fund performance.

Concentration Risk. Real Estate Companies may own a limited number of properties and concentrate their investments in a particular geographic region, industry or property type.

Equity REITs Risk. Certain REITs may make direct investments in real estate. These REITs are often referred to as “Equity REITs.” Equity REITs invest primarily in real properties and earn rental income from leasing those properties. Equity REITs may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. A decline in rental income may occur because of extended vacancies, limitations on rents, the failure to collect rents, increased competition from other properties or poor management. Equity REITs also can be affected by rising interest rates. Rising interest rates may cause investors to demand a high annual yield from future distributions that, in turn, could decrease the market prices for such REITs. In addition, rising interest rates also increase the costs of obtaining financing for real estate projects. Because many real estate projects are dependent upon receiving financing, this could cause the value of the Equity REITs in which the Fund invests to decline.

Interest Rate Risk. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively affect a Real Estate Company’s ability to meet its payment obligations.

Leverage Risk. Real Estate Companies may use leverage (and some may be highly leveraged), which increases investment risk and the risks normally associated with debt financing, and could adversely affect a Real Estate Company’s operations and market value in periods of rising interest rates. Financial covenants related to a Real Estate Company’s leveraging may affect the ability of the Real Estate Company to operate effectively. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. Leveraging may also increase repayment risk.

Liquidity Risk. Investing in Real Estate Companies may involve risks similar to those associated with investing in small-capitalization companies. Real Estate Company securities may be volatile. There may be less trading in Real Estate Company shares, which means that purchase and sale transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations. In addition, real estate is relatively illiquid and, therefore, a Real Estate Company may have a limited ability to vary or liquidate its investments in properties in response to changes in economic or other conditions.

Operational Risk. Real Estate Companies are dependent upon management skills and may have limited financial resources. Real Estate

Companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and self-liquidation. In addition, transactions between Real Estate Companies and their affiliates may be subject to conflicts of interest, which may adversely affect a Real Estate Company’s shareholders. A Real Estate Company may also have joint ventures in certain of its properties and, consequently, its ability to control decisions relating to such properties may be limited.

Property Risk. Real Estate Companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes, tornadoes and terrorist acts; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, such as population shifts, changing tastes and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments.

Regulatory Risk. Real estate income and values may be adversely affected by applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes or environmental regulations also may have a major impact on real estate.

Repayment Risk. The prices of Real Estate Company securities may drop because of the failure of borrowers to repay their loans, poor management, or the inability to obtain financing either on favorable terms or at all. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the Real Estate Companies to make payments of interest and principal on their loans will be adversely affected.

U.S. Tax Risk. Certain U.S. Real Estate Companies are subject to special U.S. federal tax requirements. A REIT that fails to comply with such tax requirements may be subject to U.S. federal income taxation, which may affect the value of the REIT and the characterization of the REIT’s distributions. The U.S. federal tax requirement that a REIT distributes substantially all of its net income to its shareholders may result in the REIT having insufficient capital for future expenditures.

Change in the Fund’s Other Risks

The section of the Prospectus entitled “A Further Discussion of Other Risks” is amended to add the following:

Telecommunications Sector Risk. The telecommunications sector is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of telecommunications companies. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. The domestic telecommunications market is characterized by increasing competition and regulation by various state regulatory authorities. Companies in the telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in developing new products and services using new technology. Technological innovations may make the products and services of certain telecommunications companies obsolete. Telecommunications providers are generally required to obtain franchises or licenses in order to provide services in a given location. Licensing and franchise rights in the telecommunications sector are limited, which may provide an advantage to certain participants. Limited availability of such rights, high barriers to market entry and regulatory oversight, among other factors, have led to consolidation of companies within the sector, which could lead to further regulation or other negative effects in the future.

Change in the Fund’s Construction and Maintenance of the Underlying Index

The section of the SAI entitled “MSCI Singapore Index” on page 38 is deleted in its entirety and is replaced by the following new section entitled “MSCI Singapore 25/50 Index”:

MSCI Singapore 25/50 Index

Number of Components: approximately 28

Index Description. The MSCI Singapore 25/50 Index consists of stocks traded primarily on the Singapore Stock Exchange.

Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends.

The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-EWS-S

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated September 30, 2016

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”)

for the iShares MSCI Taiwan ETF (EWT) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around November 30, 2016:

	Current	New
Fund Name	iShares MSCI Taiwan ETF	iShares MSCI Taiwan Capped ETF
Underlying Index	MSCI Taiwan Index	MSCI Taiwan 25/50 Index

Change in the Fund’s Principal Investment Strategies

The first paragraph of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI Taiwan 25/50 Index (the “Underlying Index”), which consists of stocks traded primarily on the Taiwan Stock Exchange. A capping methodology is applied that limits the weight of any single component to a maximum of 25% of the Underlying Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Underlying Index cannot exceed a maximum of 50% of the weight of the Underlying Index in the aggregate. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include financials, information technology and materials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

Change in the Fund’s Other Risks

The section of the Prospectus entitled “A Further Discussion of Other Risks” is amended to add the following:

Telecommunications Sector Risk. The telecommunications sector is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of telecommunications companies. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. The domestic telecommunications market is characterized by increasing competition and regulation by various state regulatory authorities. Companies in the telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in developing new products and services using new technology. Technological innovations may make the products and services of certain telecommunications companies obsolete. Telecommunications providers are generally required to obtain franchises or licenses in order to provide services in a given location. Licensing and franchise rights in the telecommunications sector are limited, which may provide an advantage to certain participants. Limited availability of such rights, high barriers to market entry and regulatory oversight, among other factors, have led to consolidation of companies within the sector, which could lead to further regulation or other negative effects in the future.

Change in the Fund’s Construction and Maintenance of the Underlying Index

The section of the SAI entitled “MSCI Taiwan Index” on page 44 is deleted in its entirety and is replaced by the following new section entitled “MSCI Taiwan 25/50 Index”:

MSCI Taiwan 25/50 Index

Number of Components: approximately 90

Index Description. The MSCI Taiwan 25/50 Index consists of stocks traded primarily on the Taiwan Stock Exchange.

Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends.

The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-EWT-S

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE